Installment Loans	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Installment Loans
7. Installment Loans
The composition of installment loans by domicile and type of borrower at March 31, 2022 and 2023 is as follows:

	Millions of yen
	2022	2023
Borrowers in Japan:
Consumer—
Real estate loans	¥2,007,570	¥1,949,865
Card loans	173,687	171,635
Other	27,770	29,688

	2,209,027	2,151,188

Corporate—
Real estate companies	278,607	296,228
Non-recourse loans	74,085	124,499
Commercial, industrial and other companies	168,607	165,951

	521,299	586,678

Borrowers in overseas:
Consumer—
Real estate loans	105,860	107,094
Other	30,136	43,054

	135,996	150,148

Corporate—
Real estate companies	273,789	277,839
Non-recourse loans	80,918	38,654
Commercial, industrial and other companies	627,828	660,840

	982,535	977,333

Purchased loans*	13,747	12,255

	¥3,862,604	¥3,877,602

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2023, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2024	¥522,101
2025	429,107
2026	411,787
2027	270,538
2028	224,434
Thereafter	2,007,380

Total	¥3,865,347

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥169,401 million, ¥174,485 million and ¥192,375 million for fiscal 2021, 2022 and 2023, respectively.
Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period. Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2022 and 2023 were ¥155,680 million and ¥201,355 million, respectively. There were ¥151,601 million and ¥197,041 million of loans held for sale as of March 31, 2022 and 2023, respectively, measured at fair value by electing the fair value option.
Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance
by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥13,747 million and ¥12,255 million as of March 31, 2022 and 2023, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2022 and 2023 were ¥4,926 million and ¥2,444 million, respectively.